Amount Due From/To Ultimate Holding Company - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 11,020	¥ 8,646
China Mobile Finance [member]
Disclosure of transactions between related parties [line items]
Amount due to ultimate holding company	¥ 10,873	¥ 8,611